Post employment benefits	12 Months Ended
Mar. 31, 2018
Post employment benefits
Post employment benefits

 25. Post employment benefits

The Group operates a number of defined benefit and defined contribution pension plans for our employees. The Group’s largest defined benefit scheme is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or liability on the statement of financial position. Scheme liabilities are assessed using the projected unit funding method and applying  the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the statement of comprehensive income as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, is also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the income statement. The amount charged to the income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the income statement as they fall due.

Background

At 31 March 2018 the Group operated a number of pension plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s pension plans are provided through both defined benefit and defined contribution arrangements. Defined benefit schemes provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution schemes offer employees individual funds that are converted into benefits at the time of retirement.

The Group operates defined benefit schemes in Germany, Ghana, India, Ireland, Italy, the UK and the United States. Defined contribution pension schemes are currently provided in Australia, Egypt, Germany, Greece, Hungary, India, Ireland, Italy, the Netherlands, New Zealand, Portugal, South Africa, Spain and the UK.

Income statement expense

	2018	2017	2016
	€m	€m	€m
Defined contribution schemes	178	192	214
Defined benefit schemes	44	20	56
Total amount charged to income statement (note 24)	222	212	270

Defined benefit schemes

The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution (‘DC’) arrangements and/or State provision for future service.

The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates funded and unfunded plans in Germany and funded plans in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the schemes.

The defined benefit schemes are administered by Trustee Boards who are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Company. The Boards of the pension schemes are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding objectives.

The Vodafone UK plan is registered as an occupational pension plan with HMRC and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension schemes are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.

The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. On 19 October 2017, the 31 March 2016 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan, which is used to judge the funding the Group needs to put into the scheme, was concluded.

This valuation showed a net deficit of £279 million (€317 million) on the scheme’s funding basis, comprising of a £339 million (€385 million) deficit for the Vodafone Section offset by a £60 million (€68 million) surplus for the CWW Section. These scheme specific actuarial valuations will always be different to the IAS 19 accounting deficit, which is an accounting rule concerning employee benefits and shown on the Group’s consolidated statement of financial position.

The Group and Trustees of the scheme agreed a funding plan to address the valuation deficit in the Vodafone Section over the period to 31 March 2025 and made a cash contribution on 19 October 2017 of £185 million (€209 million) into the Vodafone Section and a further cash payment in accordance with the arrangements set under the previous valuation of £58 million (€66 million) into the CWW Section. These cash payments were invested into annuity policies issued by a third party insurance company which in turn entered into a reinsurance policy covering these risks with the Group's captive insurance company. No further contributions are due in respect of the deficit revealed at the 2016 valuation.

Funding plans are individually agreed for each of the Group’s defined benefit pension schemes with the respective trustees, taking into account local regulatory requirements. It is expected that ordinary contributions relating to future service of €61 million will be paid into the Group’s defined benefit pension schemes during the year ending 31 March 2019. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

The investment strategy for the UK schemes is controlled by the trustees in consultation with the Company and the schemes have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee’s investment policy. The trustees aim to achieve the scheme’s investment objectives through investing partly in a diversified mix of growth assets which, over the long term are expected to grow in value by more than the low risk assets. The low risk assets include cash and gilts, inflation and interest rate hedging and in substantial insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.

Actuarial assumptions

The Group’s scheme liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2018	2017	2016
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	3.0	2.8
Rate of increase in salaries	2.7	2.6	2.6
Discount rate	2.5	2.6	3.2

Notes:

1	Figures shown represent a weighted average assumption of the individual schemes.
2	The rate of increases in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Mortality assumptions used are based on recommendations from the individual scheme actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest scheme is the Vodafone UK plan. Further life expectancies assumed for the UK schemes are 23.2/26.5 years (2017: 24.1/25.4 years; 2016: 24.0/25.3 years) for a male/female pensioner currently aged 65 years and 26.1/29.3 (2017: 26.7/28.3 years; 2016:  26.6/ 28.1 years) from age 65 for a male/female non-pensioner member currently aged 40.

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are:

	2018	2017	2016
	€m	€m	€m
Current service cost	34	43	45
Past service costs	2	(27)	—
Net interest charge	8	4	11
Total included within staff costs	44	20	56
Actuarial losses/(gains) recognised in the SOCI	94	274	(216)

Duration of the benefit obligations

The weighted average duration of the defined benefit obligation at 31 March 2018 is 22.8 years (2017: 22.9 years; 2016: 22.3 years).

Fair value of the assets and present value of the liabilities of the schemes

The amount included in the statement of financial position arising from the Group’s obligations in respect of its defined benefit schemes is as follows:

	Assets	Liabilities	Net deficit
	€m	€m	€m
1 April 2016	6,229	(6,570)	(341)
Reclassification as held for sale	—	12	12
	6,229	(6,558)	(329)
Service cost	—	16	16
Interest income/(cost)	190	(194)	(4)
Return on plan assets excluding interest income	818	—	818
Actuarial losses arising from changes in financial assumptions	—	(1,204)	(1,204)
Actuarial gains arising from experience adjustments	—	112	112
Employer cash contributions	24	—	24
Member cash contributions	8	(8)	—
Benefits paid	(180)	180	—
Exchange rate movements	(403)	403	—
Other movements	23	(50)	(27)
31 March 2017	6,709	(7,303)	(594)

Service cost	—	(36)	(36)
Interest income/(cost)	167	(175)	(8)
Return on plan assets excluding interest income	(37)	—	(37)
Actuarial losses arising from changes in demographic assumptions	—	(46)	(46)
Actuarial losses arising from changes in financial assumptions	—	(12)	(12)
Actuarial gains arising from experience adjustments	—	1	1
Employer cash contributions	301	—	301
Member cash contributions	8	(8)	—
Benefits paid	(289)	289	—
Exchange rate movements	(156)	166	10
Other movements	(6)	17	11
31 March 2018	6,697	(7,107)	(410)

An analysis of net (deficit)/assets is provided below for the Group as a whole

	2018	2017	2016	2015	2014
	€m	€m	€m	€m	€m
Analysis of net (deficit)/assets:
Total fair value of scheme assets	6,697	6,709	6,229	6,857	4,652
Present value of funded scheme liabilities	(7,028)	(7,222)	(6,487)	(7,316)	(5,237)
Net deficit for funded schemes	(331)	(513)	(258)	(459)	(585)
Present value of unfunded scheme liabilities	(79)	(81)	(83)	(91)	(80)
Net deficit	(410)	(594)	(341)	(550)	(665)
Net deficit is analysed as:
Assets[1]	110	57	224	234	42
Liabilities	(520)	(651)	(565)	(784)	(707)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Company either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions. The International Accounting Standards Board (IASB) published an Exposure Draft in June 2015 that would amend IFRIC14 IAS19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and Their Interaction. However, in 2017 the IASB stated that they are carrying out “further work to assess whether it can establish a more principles-based approach in IFRIC14 for an entity to assess and measure its right to a refund of a surplus”. As such, it is not clear at this stage how and when IFRIC14 may be revised, and we will assess the impact of any changes when the revised version is published.

An analysis of net assets/(deficit) is provided below for the Group’s largest defined benefit pension scheme in the UK, which is a funded scheme. As part of the merger of the Vodafone UK plan and the CWWRP plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section					Vodafone Section
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,760	2,894	2,762	3,114	2,155	2,773	2,654	2,408	2,645	1,626
Present value of scheme liabilities	(2,655)	(2,842)	(2,543)	(2,884)	(2,097)	(2,945)	(2,962)	(2,548)	(2,951)	(2,030)
Net assets/(deficit)	105	52	219	230	58	(172)	(308)	(140)	(306)	(404)
Net assets/(deficit) are analysed as:
Assets	105	52	219	230	58	—	—	—	—	—
Liabilities	—	—	—	—	—	(172)	(308)	(140)	(306)	(404)

Fair value of scheme assets

	2018	2017
	€m	€m
Cash and cash equivalents	95	104
Equity investments:
With quoted prices in an active market	1,407	1,938
Without quoted prices in an active market	360	413
Debt instruments:
With quoted prices in an active market	4,149	3,982
Without quoted prices in an active market	590	461
Property:
With quoted prices in an active market	27	30
Without quoted prices in an active market	78	78
Derivatives:[1]
With quoted prices in an active market	(1,146)	(1,218)
Without quoted prices in an active market	44	(1)
Investment fund	275	299
Annuity policies – Without quoted prices in an active market	818	623
Total	6,697	6,709

Note:

1Derivatives include collateral held in the form of cash.

The fair value of scheme assets, which have been measured at fair value in accordance with IFRS 13 “Fair Value Measurement”, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK Plan annuity policies include two new buy-in arrangements with Legal & General Assurance Society Limited entered into during the year ended 31 March 2018 following the cash contributions made by the Group. These policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of €275 million at 31 March 2018 include €259 million of investments in diversified alternate beta funds held in the Vodafone Section of the Vodafone UK plan.

The actual return on plan assets over the year to 31 March 2018 was a gain of €130 million (2017: €1,008 million).

Sensitivity analysis

Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2018.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Increase by 1 year	Decrease by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined obligation[1]	(556)	633	(4)	5	833	(713)	223	(220)

Note:

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.